Disclosure on individual items of the consolidated financial statements (Details) - Schedule of appreciated or depreciated - EUR (€)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Appreciated Or Depreciated Abstract
Foreign currency risk, OCI
Foreign currency risk, Variance	+/-10.0%	+/-10.0%
Foreign currency risk	-917/+1,121	-9,200/+41,800